Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events Subsequent to September 30, 2015, we sold two SNFs, which were classified as held for sale, for aggregate net proceeds of $1.3 million.	Note 10—Subsequent Events We have evaluated subsequent events through April 23, 2015, the date which the combined consolidated financial statements were available to be issued.